9. COMMON STOCK	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 9. COMMON STOCK

Share issuances

In January 2012, the underwriters for the Company’s November 2011 marketed offering exercised their over allotment option pursuant to which the Company issued 1,150,000 common shares at a price of C$1.25 per share. Rio Tinto elected to exercise its pre-emptive rights and purchased an additional 170,455 shares at a price of C$1.25 per share. The total gross proceeds from the over allotment were $1,628,583. Related share issuance costs were $108,058.

In January 2012, the Company issued 40,000 shares at a fair value of $52,293 to acquire certain claims within or contiguous to the boundaries of its Ann Mason Project.

In June 2012, the Company issued 500,000 shares at a fair value of $326,483 to purchase a 100% interest in the Lordsburg and Oak Grove properties.

In March 2013, the Company completed a private placement with Sandstorm consisting of 17,857,142 common shares issued at a price of C$0.56 per share for gross proceeds of $9,722,897.  Related share issuance costs were $86,636.

In May 2014, the Company issued 250,000 shares at a fair value of $73,618 to acquire certain claims within the boundaries of its Ann Mason Project.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85

The number of stock options exercisable at December 31, 2014 was 13,779,000.

At December 31, 2014, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

300,000	2.34	-	September 22, 2015	300,000	-
1,172,500	2.86	-	November 22, 2015	1,172,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,561,500	1.25	-	January 6, 2017	1,561,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,680,000	0.56	-	March 15, 2018	4,680,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,375,000	0.30	-	December 19, 2018	2,375,000	-
2,815,000	0.21	-	December 22, 2019	2,815,000	-
13,779,000		$-		13,779,000	$-

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.21 per share as of December 31, 2014, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of December 31, 2014 was Nil. The total intrinsic value of options exercised during the year ended December 31, 2014 was $Nil (December 31, 2013 - $Nil; December 31, 2012 - $Nil).

Stock-based compensation

2,815,000 stock options were granted during the year ended December 31, 2014. The fair value of stock options granted during the year ended December 31, 2014 was $251,390 (December 31, 2013 - $1,421,371; December 31, 2012 - $1,124,930). Stock-based compensation recognized during the year ended December 31, 2014 was $251,390 (December 31, 2013 - $1,422,297; December 31, 2012 - $1,207,878) which has been recorded in the consolidated statements of operations and comprehensive loss as follows with corresponding additional paid-in capital recorded in stockholders' equity:

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Exploration	$35,893	$294,676	$267,452
General and administration	215,497	1,127,621	940,426
	$251,390	$1,422,297	$1,207,878

The following weighted-average assumptions were used for the Black-Scholes valuation of stock options granted:

	December 31, 2014	December 31, 2013	December 31, 2012

Risk-free interest rate	1.25%	1.30%	1.13%
Expected life of options (years)	4.3	4.3	4.9
Annualized volatility	65%	75%	73%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option	$0.09	$0.19	$0.60